UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-05734
Diamond Hill Financial Trends Fund, Inc.
(Exact name of registrant as specified in charter)
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Address of principal executive offices) (Zip code)
Gary R. Young,
325 John H. McConnell Boulevard,
Suite 200,
Columbus, Ohio 43215
(Name and address of agent for service)
Registrant’s telephone number, including area code: (614) 255-3341
Date of fiscal year end: 12/31
Date of reporting period: 3/31/11
Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5), The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Preferred Stocks — 2.2%
Banking Services — 1.1%
Citizens Funding Trust I, 7.50%*	25,940	$518,022

Reits & Real Estate Management — 1.1%
iStar Financial, Inc., Series F, 7.80%◊	24,610	510,657

Total Preferred Stocks		$1,028,679

Common Stocks — 85.7%
Banking Services — 31.0%
BB&T Corp.	12,907	354,297
City National Corp.	6,100	348,005
First California Financial Group, Inc.*	110,350	413,812
First Financial Holdings, Inc.◊	48,888	552,923
First Niagara Financial Group, Inc.◊	45,325	615,514
First of Long Island Corp.◊	27,056	750,804
Huntington Bancshares, Inc.	121,010	803,506
National Penn Bancshares, Inc.◊	85,930	665,098
NewBridge Bancorp*	47,512	236,610
PNC Financial Services Group, Inc.	30,725	1,935,368
Popular, Inc.*	295,125	858,814
Sterling Bancorp	48,195	482,432
SunTrust Banks, Inc.	36,260	1,045,738
U.S. Bancorp	75,199	1,987,510
Wells Fargo & Co.§	107,800	3,417,260

		14,467,691

Consumer Financial Services — 4.1%
American Express Co.	19,770	893,604
Discover Financial Services	41,665	1,004,960

		1,898,564

Financial Services — 16.0%
Bank of America Corp.	105,660	1,408,448
Bank of New York Mellon Corp.§	53,008	1,583,349
JPMorgan Chase & Co.§	74,528	3,435,741
Morgan Stanley	23,670	646,664
MVC Capital, Inc.◊	12,869	176,563
State Street Corp.	4,724	212,296

		7,463,061

Insurance — 30.8%
ACE Ltd.	13,325	862,127
Alleghany Corp.*	1,077	356,505
Allstate Corp.	30,405	966,271
Arch Capital Group Ltd.*	4,770	473,136
Assurant, Inc.	31,370	1,208,059
Assured Guaranty Ltd.	126,566	1,885,833

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

	Shares/	Fair
	Par Value	Value

Insurance — continued
Chubb Corp., The	5,570	$341,497
Hartford Financial Services Group, Inc.	33,262	895,746
HCC Insurance Holdings, Inc.	15,265	477,947
Horace Mann Educators Corp.	32,512	546,202
Marsh & McLennan Cos., Inc.	10,450	311,515
Old Republic International Corp.◊	152,440	1,934,464
Prudential Financial, Inc.	29,400	1,810,452
Travelers Cos., Inc., The§	22,780	1,354,954
XL Group plc	39,335	967,641

		14,392,349

IT Services — 1.5%
CoreLogic, Inc.*	38,510	712,435

Reits & Real Estate Management — 2.3%
Redwood Trust, Inc. REIT◊	62,285	968,532
Winthrop Realty Trust REIT	10,465	128,196

		1,096,728

Total Common Stocks		$40,030,828

Corporate Bond — 1.0%
Banking Services — 1.0%
Zions Bancorp., 7.75%, 9/23/14	$415,000	$450,696

Repurchase Agreement — 8.3%
BNP Paribas Securities Corp., 0.16%, Agreement dated 3/31/11 to be repurchased at $3,883,695 on 4/1/11. Repurchase agreement is fully collateralized by various U.S. Government Agency securities with a range of rates from 0.0% - 6.0%, and maturities from 9/21/2011 through 4/18/2036†	$3,883,678	$3,883,678

Registered Investment Company — 10.7%
JPMorgan U.S. Government Money Market Fund, Capital Shares	5,023,187	$5,023,187

Total Investment Securities — 107.9% (Cost $42,477,061)**		$50,417,068

Segregated Cash With Brokers — 7.1%		3,330,383

Securities Sold Short — (7.3)% (Proceeds $3,382,077)		(3,428,497)

Net Other Assets (Liabilities) — (7.7%)		(3,580,674)

Net Assets — 100.0%		$46,738,280

Diamond Hill Financial Trends Fund, Inc.
Schedule of Investments (Continued)
March 31, 2011 (Unaudited)

*	Non-income producing security.

**	Represents cost for financial reporting purposes.

◊	All or a portion of the security is on loan. The total market value of the securities on loan, as of March 31, 2011, was $3,811,570.

†	This security, which was purchased using cash collateral received from securities on loan, represents collateral for securities loaned as of March 31, 2011.

§	Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $3,584,603.
REIT- Real Estate Investment Trust
See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Schedule of Securities Sold Short
March 31, 2011 (Unaudited)

		Fair
	Shares	Value

Common Stocks — 7.3%
Banking Services — 6.7%
Eagle Bancorp, Inc.*	48,730	$684,656
First Bancorp	56,235	745,676
First Financial Bankshares, Inc.	7,215	370,635
United Bankshares, Inc.	22,820	605,186
WesBanco, Inc.	26,495	548,711
Westamerica Bancorp.	3,850	197,775

		3,152,639

Financial Services — 0.6%
Moody’s Corp.	8,135	275,858

Total Common Stocks Sold Short
(Proceeds $3,382,077)		$3,428,497

*	Non-dividend expense producing security.
Percentages disclosed are based on total net assets of the Fund at March 31, 2011.
See accompanying Notes to Schedule of Investments.

Diamond Hill Financial Trends Fund, Inc.
Notes of Schedules of Investments and Securities Sold Short
March 31, 2011 (Unaudited)
Organization
The Diamond Hill Financial Trends Fund, Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended.
Accounting Policies
Security valuation
The Fund records its investments at fair value. Fair Value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.
The net asset value of the common shares of the Fund is determined daily as of the close of the NYSE, normally at 4:00 P.M. Eastern Time. Short-term debt investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates fair value. Investments in other investment companies are valued at their reported net asset value. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.
Other assets and securities for which no such quotations are readily available (e.g., an approved pricing service does not provide a price, certain stale prices, or an event that materially affects the furnished price) are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors.
The valuation techniques described maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Diamond Hill Financial Trends Fund, Inc.
Notes of Schedules of Investments and Securities Sold Short
March 31, 2011 (Unaudited)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities of sufficient credit quality maturing in less than 61 days are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities would be reflected as Level 2.
The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

		Level 2 -
		Other
		Significant
	Level 1 -	Observable
	Quoted prices	Inputs

Investments in Securities:
(Assets)
Common Stocks*	$40,030,828	$—
Preferred Stocks*	1,028,679	—
Corporate Bonds*	—	450,696
Registered Investment Companies	5,023,187	—
Repurchase Agreements	—	3,883,678

Total	$46,082,694	$4,334,374
Investment in Securities Sold Short:
(Liabilities)
Common Stocks*	$(3,428,497)	$—

*	See Schedule of Investments or Schedule of Securities Sold Short for industry classification.
There were no significant transfers in and out of Levels 1, 2, or 3 during the period ended March 31, 2011, and the Fund held no Level 3 securities at March 31, 2011.
Investment transactions
Investment transactions are accounted for no later than the first business day after trade date for daily net asset value calculations throughout the period. However, for financial reporting purposes, investment transactions are reported on trade date at the end of the period. Net realized gains and losses on sales of investments are determined on the identified cost basis.
Short sales
The Fund is permitted to make short sales of securities. Short sales are effective when it is believed that the price of a particular security will decline, and involves the sale of a security which the Fund does not own in hope of purchasing the same security at a later date at a lower price. To make delivery to the buyer, the Fund must borrow the security, and the Fund is obligated to return the security to the lender, which is accomplished by a later purchase of the security by the Fund.
The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. The use of short sales may cause the Fund to have higher expenses (especially dividend expenses) than those of other equity mutual funds. Short sales are speculative transactions and involve special risks, including greater

Diamond Hill Financial Trends Fund, Inc.
Notes of Schedules of Investments and Securities Sold Short
March 31, 2011 (Unaudited)
reliance on the Adviser’s ability to accurately anticipate the future value of a security.
Securities lending
The Fund has a securities lending agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”). Under the terms of the agreement, JPMorgan is authorized to loan securities on behalf of the Fund to approved borrowers. In exchange, the Fund receives cash collateral in the amount of at least 100% of the value of the securities loaned. The cash collateral is invested in short term instruments as noted in the Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. The agreement indemnifies the Fund from losses incurred in the event of a borrower’s material default of the terms and conditions of the borrower agreement. The agreement provides that after predetermined rebates to brokers, net securities lending income shall first be solely paid as credits and offset against costs and other charges incurred by the Fund with JPMorgan. Any remaining securities lending revenue is then paid to the Fund as securities lending income.
As of March 31, 2011, the value of securities loaned and the collateral held were as follows:

Fair Value
of Securities	Fair Value
Loaned	of Collateral

$3,811,570	$3,883,678
Federal income taxes
As of March 31, 2011, the cost and unrealized appreciation (depreciation) on a tax basis for investment securities, excluding securities sold short, was as follows:

Tax cost of portfolio investments	$42,714,693

Gross unrealized appreciation	8,514,166
Gross unrealized depreciation	(811,791)

Net unrealized appreciation	$7,702,375

Item 2. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits.
The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Diamond Hill Financial Trends Fund, Inc.
By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 25, 2011
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By (Signature and Title)

/s/ James F. Laird, Jr.
James F. Laird, Jr.
President

Date: May 25, 2011
By (Signature and Title)

/s/ Gary R. Young
Gary R. Young
Treasurer

Date: May 25, 2011